Summary of Significant Accounting Policies - Convertible Preferred Stock & Income Taxes (Details) - USD ($)		1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies
Aggregate gross proceeds					$ 75,000,000.0
Public offering price per share					$ 67.83
Interest and penalties accrued	$ 0	$ 0	$ 0	$ 0		$ 0
Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest expense					$ 0